Calculation of Earnings Per Share (Computation of Basic and Diluted Earnings per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Calculation of Earnings Per Share [Abstract]
Net income	$ 125	$ 1,008	$ 1,001	$ 924	$ 1,092	$ 1,058	$ 1,163	$ 903	$ 3,058	$ 4,216	$ 4,001
Weighted-average common shares outstanding									4,240,319	4,192,761	4,210,336
Basic	$ 0.02	$ 0.24	$ 0.24	$ 0.22	$ 0.26	$ 0.25	$ 0.28	$ 0.22	$ 0.72	$ 1.01	$ 0.95
Common stock equivalents due to effect of stock options									1,000		1,000
Total weighted-average common shares and equivalents									4,241,265	4,193,129	4,211,078
Diluted	$ 0.02	$ 0.24	$ 0.24	$ 0.22	$ 0.26	$ 0.25	$ 0.28	$ 0.22	$ 0.72	$ 1.01	$ 0.95
Anit-dilutive stock options outstanding									103	100	78